Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Subscription Receivable [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019		$ 393		$ 4,223,524		$ (3,662,998)	$ 560,919
Balance, shares at Dec. 31, 2019		3,927,714
Net income (loss)						(2,340,294)	(2,340,294)
Share-based compensation charges				485,198			485,198
Issuance of common stock from subscriptions		$ 67		3,424,933			3,425,000
Issuance of common stock from subscriptions, shares		669,286
Issuance of common stock for equipment order		$ 3,425,000
Issuance of common stock for equipment order, shares		669,286
Balance at Dec. 31, 2020		$ 460		8,133,655		(6,003,292)	2,130,823
Balance, shares at Dec. 31, 2020	1	4,597,000
Net income (loss)						(914,689)	(914,689)
Share-based compensation charges				189,237			189,237
Issuance of common stock for equipment order		$ 1		99,999			100,000
Issuance of common stock for equipment order, shares		14,286
Balance at Mar. 31, 2021		$ 461		8,422,891		(6,917,981)	1,505,371
Balance, shares at Mar. 31, 2021	1	4,611,286
Balance at Dec. 31, 2020		$ 460		8,133,655		(6,003,292)	2,130,823
Balance, shares at Dec. 31, 2020	1	4,597,000
Net income (loss)							(3,066,584)
Balance at Sep. 30, 2021		$ 505	(50,000)	12,472,043		(9,069,876)	3,384,672
Balance, shares at Sep. 30, 2021	1	5,050,715
Balance at Dec. 31, 2020		$ 460		8,133,655		(6,003,292)	2,130,823
Balance, shares at Dec. 31, 2020	1	4,597,000
Net income (loss)						(4,664,412)	(4,664,412)
Share-based compensation charges				1,571,857			1,571,857
Shares issued for services				20,000			20,000
Shares issued for services, shares		2,857
Issuance of common stock from subscriptions		$ 49	(32,500)	3,410,380			3,377,929
Issuance of common stock from subscriptions, shares		487,205
Issuance of common stock as advance on asset acquisition		$ 3		199,997			200,000
Issuance of common stock as advance on asset acquisition, shares		71,429
Issuance of common stock for equipment order		$ 7		499,993			500,000
Issuance of common stock for equipment order, shares		71,429
Balance at Dec. 31, 2021		$ 519	(32,500)	13,835,882		(10,667,704)	3,136,197
Balance, shares at Dec. 31, 2021	1	5,187,062
Balance at Mar. 31, 2021		$ 461		8,422,891		(6,917,981)	1,505,371
Balance, shares at Mar. 31, 2021	1	4,611,286
Net income (loss)						(810,647)	(810,647)
Share-based compensation charges				104,766			104,766
Issuance of common stock from subscriptions		$ 24		1,659,976			1,660,000
Issuance of common stock from subscriptions, shares		237,143
Issuance of common stock for equipment order		$ 6		399,994			400,000
Issuance of common stock for equipment order, shares		57,143
Balance at Jun. 30, 2021		$ 491		10,587,627		(7,728,628)	2,859,490
Balance, shares at Jun. 30, 2021	1	4,905,572
Net income (loss)						(1,341,248)	(1,341,248)
Share-based compensation charges				900,000			900,000
Shares issued for services				20,000			20,000
Shares issued for services, shares		2,857
Issuance of common stock from subscriptions		$ 11	(50,000)	764,419			746,430
Issuance of common stock from subscriptions, shares		113,715
Issuance of common stock as advance on asset acquisition		$ 3		199,997			200,000
Issuance of common stock as advance on asset acquisition, shares		28,571
Balance at Sep. 30, 2021		$ 505	(50,000)	12,472,043		(9,069,876)	3,384,672
Balance, shares at Sep. 30, 2021	1	5,050,715
Balance at Dec. 31, 2021		$ 519	(32,500)	13,835,882		(10,667,704)	3,136,197
Balance, shares at Dec. 31, 2021	1	5,187,062
Net income (loss)						(1,869,721)	(1,869,721)
Share-based compensation charges				328,460			328,460
Collections of common stock subscriptions			32,500				32,500
Balance at Mar. 31, 2022		$ 519		14,164,342		(12,537,425)	1,627,436
Balance, shares at Mar. 31, 2022	1	5,187,062
Balance at Dec. 31, 2021		$ 519	(32,500)	13,835,882		(10,667,704)	3,136,197
Balance, shares at Dec. 31, 2021	1	5,187,062
Net income (loss)							(3,790,090)
Shares issued for services							$ 60,551
Shares issued for services, shares							35,000
Balance at Sep. 30, 2022		$ 922		24,367,585	(190,863)	(14,457,794)	$ 9,719,850
Balance, shares at Sep. 30, 2022	1	9,207,415
Balance at Mar. 31, 2022		$ 519		14,164,342		(12,537,425)	1,627,436
Balance, shares at Mar. 31, 2022	1	5,187,062
Net income (loss)						477,754	477,754
Share-based compensation charges				365,606			365,606
Shares issued in Initial Public Offering		$ 375		8,974,282			8,974,657
Shares issued in Initial Public Offering, shares		3,750,000
Issuance of shares for contingent stock liability		$ 24		495,976			496,000
Issuance of shares for contingent stock liability, shares		235,294
Fractional share adjustment
Fractional share adjustment, shares		59
Shares issued for services		$ 4		60,547			60,551
Shares issued for services, shares		35,000
Balance at Jun. 30, 2022		$ 922		24,060,753		(12,059,671)	12,002,004
Balance, shares at Jun. 30, 2022	1	9,207,415
Net income (loss)						(2,398,123)	(2,398,123)
Share-based compensation charges				306,832			306,832
Foreign currency translation					(190,863)		(190,863)
Balance at Sep. 30, 2022		$ 922		$ 24,367,585	$ (190,863)	$ (14,457,794)	$ 9,719,850
Balance, shares at Sep. 30, 2022	1	9,207,415